Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Current assets:
Cash and cash equivalents	$ 67,979	$ 18,675
Restricted cash	829	116
Investments	20,956	0
Accounts receivable, net	5,007	9,063
Prepaid expenses and other current assets	2,695	1,079
Deferred solution and other costs, current portion	5,060	3,124
Deferred implementation costs, current portion	1,996	1,814
Total current assets	104,522	33,871
Property and equipment, net	18,521	14,831
Deferred solution and other costs, net of current portion	7,159	5,358
Deferred implementation costs, net of current portion	5,378	4,560
Other long-term assets	1,226	2,488
Total assets	136,806	61,108
Current liabilities:
Accounts payable	1,986	4,085
Accrued liabilities	9,268	7,288
Accrued compensation	3,936	4,376
Deferred revenues, current portion	17,289	12,728
Capital lease obligations, current portion	408	714
Total current liabilities	32,887	29,191
Deferred revenues, net of current portion	19,436	14,773
Capital lease obligations, net of current portion	167	575
Long-term debt, net of current portion	0	6,288
Deferred rent, net of current portion	4,694	4,444
Other long-term liabilities	682	101
Total liabilities	57,866	55,372
Commitments and contingencies (Note 9)
Stockholders' equity (deficit):
Preferred stock	0	0
Common stock: $0.0001 par value; 150,000 shares authorized, 34,697 shares issued, and 34,696 shares outstanding as of December 31, 2014, and 35,000 shares authorized, 8,288 shares issued and outstanding as of December 31, 2013	3	1
Treasury stock at cost; 1 and zero shares at December 31, 2014 and 2013, respectively	(20)	0
Additional paid-in capital	143,337	6,675
Accumulated other comprehensive loss	(14)	0
Accumulated deficit	(64,366)	(44,732)
Total stockholders' equity (deficit)	78,940	(36,316)
Total liabilities, redeemable convertible preferred stock, redeemable common stock and stockholders' equity (deficit)	136,806	61,108
Series A Preferred Stock [Member]
Redeemable convertible preferred stock and redeemable common stock:
Redeemable convertible preferred stock and redeemable common stock	0	10,815
Series B Preferred Stock [Member]
Redeemable convertible preferred stock and redeemable common stock:
Redeemable convertible preferred stock and redeemable common stock	0	10,915
Series C Preferred Stock [Member]
Redeemable convertible preferred stock and redeemable common stock:
Redeemable convertible preferred stock and redeemable common stock	0	18,995
Common Stock [Member]
Redeemable convertible preferred stock and redeemable common stock:
Redeemable convertible preferred stock and redeemable common stock	0	1,327
Junior Convertible Preferred Stock [Member]
Stockholders' equity (deficit):
Preferred stock	$ 0	$ 1,740